As filed with the Securities and Exchange Commission on May 25, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09019

DOW TARGET VARIABLE FUND LLC
(Exact name of registrant as specified in charter)

One Financial Way, Cincinnati, Ohio 45242
(Address of principal executive offices) (Zip code)

Marc L. Collins, Secretary
Dow Target Variable Fund LLC
P.O. Box 237
Cincinnati, OH 45201
(Name and address of agent for service)

(513) 794-6971
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Item 1. Schedule of Investments.

DowSM Target Variable Fund LLC
DowSM Target 10 - First Quarter Portfolio
March 31, 2007 (Unaudited)

		Fair
Common Stocks - 97.2%	Shares	Value
Automobiles - 9.7%
General Motors Corp.	10,947	$335,416

Chemicals - 9.8%
E.I. Du Pont de Nemours & Co.	6,835	337,854

Diversified Financial Services - 18.6%
Citigroup, Inc.	5,999	307,989
JPMorgan Chase & Co.	6,852	331,500
		639,489

Diversified Telecommunication Services - 20.7%
AT&T Inc.	9,444	372,377
Verizon Communications, Inc.	8,980	340,522
		712,899

Industrial Conglomerates - 9.2%
General Electric Co.	8,942	316,189

Pharmaceuticals - 19.3%
Merck & Co., Inc.	7,697	339,976
Pfizer, Inc.	12,857	324,768
		664,744

Tobacco - 9.9%
Altria Group, Inc.	3,887	341,317

Total Common Stocks (Cost $2,954,748)		$3,347,908

	Face	Fair
Repurchase Agreements - 2.0%	Amount	Value
U.S. Bank 4.100% 04/02/2007	$70,000	70,000
Repurchase price $70,024
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#E99430 4.500%, 09/01/2018
Fair Value: $71,400
Total Repurchase Agreements (Cost $70,000)		$70,000

Total Investments - 99.2% (Cost $3,024,748) (a)		$3,417,908
Other Assets in Excess of Liabilities - 0.8%		29,118
Net Assets - 100.0%		$3,447,026

(a) Represents cost for financial reporting purposes and Federal income tax purposes.

DowSM Target Variable Fund LLC
DowSM Target 10 - Second Quarter Portfolio
March 31, 2007 (Unaudited)

		Fair
Common Stocks - 99.7%	Shares	Value
Automobiles - 11.9%
General Motors Corp.	12,675	$388,362

Beverages - 9.4%
The Coca-Cola Co.	6,440	309,120

Chemicals - 9.6%
E.I. Du Pont de Nemours & Co.	6,387	315,709

Diversified Financial Services - 18.5%
Citigroup, Inc.	5,709	293,100
JPMorgan Chase & Co.	6,475	313,261
		606,361

Diversified Telecommunication Services - 21.1%
AT&T Inc.	9,973	393,235
Verizon Communications, Inc.	7,917	300,213
		693,448

Pharmaceuticals - 18.6%
Merck & Co., Inc.	7,653	338,033
Pfizer, Inc.	10,820	273,313
		611,346

Media - 0.4%
Idearc Inc.	374	13,127

Tobacco - 10.2%
Altria Group, Inc.	3,806	334,205

Total Common Stocks (Cost $2,706,421)		$3,271,678

	Face	Fair
Repurchase Agreements - 0.2%	Amount	Value
U.S. Bank 4.100% 04/02/2007	$7,000	$7,000
Repurchase price $7,002
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#E99430 4.500%, 09/01/2018
Fair Value: $7,140
Total Repurchase Agreements (Cost $7,000)		$7,000

Total Investments - 99.9% (Cost $2,713,421) (a)		$3,278,678
Other Assets in Excess of Liabilities - 0.1%		3,410
Net Assets - 100.0%		$3,282,088

(a) Represents cost for financial reporting purposes and Federal income tax purposes.

DowSM Target Variable Fund LLC
DowSM Target 10 - Third Quarter Portfolio
March 31, 2007 (Unaudited)

		Fair
Common Stocks - 100.4%	Shares	Value
Automobiles - 8.9%
General Motors Corp.	10,488	$321,352

Chemicals - 10.3%
E.I. Du Pont de Nemours & Co.	7,512	371,318

Diversified Financial Services - 19.2%
Citigroup, Inc.	6,475	332,427
JPMorgan Chase & Co.	7,438	359,850
		692,277

Diversified Telecommunication Services - 22.1%
AT&T Inc.	11,202	441,695
Verizon Communications, Inc.	9,327	353,680
		795,375

Industrial Conglomerates - 9.3%
General Electric Co.	9,477	335,107

Pharmaceuticals - 19.8%
Merck & Co., Inc.	8,576	378,802
Pfizer, Inc.	13,311	336,236
		715,038

Media - 0.4%
Idearc Inc.	434	15,233

Tobacco - 10.4%
Altria Group, Inc.	4,256	373,719

Total Common Stocks (Cost $3,115,323)		$3,619,419

	Face	Fair
Repurchase Agreements - 0.3%	Amount	Value
U.S. Bank 4.100% 04/02/2007	$10,000	$10,000
Repurchase price $10,003
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#E99430 4.500%, 09/01/2018
Fair Value: $10,200
Total Repurchase Agreements (Cost $10,000)		$10,000

Total Investments - 100.7% (Cost $3,125,323) (a)		$3,629,419
Liabilities in Excess of Other Assets - (0.7)%		(24,367)
Net Assets - 100.0%		$3,605,052

(a) Represents cost for financial reporting purposes and Federal income tax purposes.

The DowSM Target Variable Fund LLC
DowSM Target 10 - Fourth Quarter Portfolio
March 31, 2007 (Unaudited)

		Fair
Common Stocks - 99.3%	Shares	Value
Automobiles - 8.7%
General Motors Corp.	7,669	$234,978

Chemicals - 10.9%
E.I. Du Pont de Nemours & Co.	5,954	294,306

Diversified Financial Services - 19.5%
Citigroup, Inc.	5,135	263,631
JPMorgan Chase & Co.	5,431	262,752
		526,383

Diversified Telecommunication Services - 21.1%
AT&T, Inc.	7,834	308,895
Verizon Communications, Inc.	6,871	260,548
		569,443

Industrial Conglomerates - 9.4%
General Electric Co.	7,225	255,476

Pharmaceuticals - 18.4%
Merck & Co., Inc.	6,088	268,907
Pfizer, Inc.	8,993	227,163
		496,070

Media - 0.5%
Idearc Inc.	355	12,460

Tobacco - 10.8%
Altria Group, Inc.	3,333	292,671

Total Common Stocks (Cost $2,348,826)		$2,681,787

	Face	Fair
Repurchase Agreements - 0.6%	Amount	Value
U.S. Bank 4.100% 04/02/2007	$17,000	$17,000
Repurchase price $17,006
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#E99430 4.500%, 09/01/2018
Fair Value: $17,340
Total Repurchase Agreements (Cost $17,000)		$17,000

Total Investments - 99.9% (Cost $2,365,826) (a)		$2,698,787
Other Assets in Excess of Liabilities - 0.1%		3,029
Net Assets - 100.0%		$2,701,816

(a) Represents cost for financial reporting purposes and Federal income tax purposes.

DowSM Target Variable Fund LLC
DowSM Target 5 - First Quarter Portfolio
March 31, 2007 (Unaudited)

		Fair
Common Stocks - 99.4%	Shares	Value
Automobiles - 19.7%
General Motors Corp.	13,697	$419,676

Diversified Telecommunication Services - 42.0%
AT&T Inc.	11,815	465,865
Verizon Communications, Inc.	11,238	426,145
		892,010

Industrial Conglomerates - 18.6%
General Electric Co.	11,191	395,714

Pharmaceuticals - 19.1%
Pfizer, Inc.	16,087	406,358

Total Common Stocks (Cost $1,899,292)		$2,113,758

	Face	Fair
Repurchase Agreements - 1.5%	Amount	Value
U.S. Bank 4.100% 04/02/2007	$32,000	$32,000
Repurchase price $32,011
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#E99430 4.500%, 09/01/2018
Fair Value: $32,640
Total Repurchase Agreements (Cost $32,000)		$32,000

Total Investments - 100.9% (Cost $1,931,292) (a)		$2,145,758
Liabilities in Excess of Other Assets - (0.9)%		(18,275)
Net Assets - 100.0%		$2,127,483

(a) Represents cost for financial reporting purposes and Federal income tax purposes.

DowSM Target Variable Fund LLC
DowSM Target 5 - Second Quarter Portfolio
March 31, 2007 (Unaudited)

		Fair
Common Stocks - 99.9%	Shares	Value
Automobiles - 22.7%
General Motors Corp.	12,326	$377,669

Diversified Telecommunication Services - 40.6%
AT&T Inc.	9,696	382,313
Verizon Communications, Inc.	7,699	291,946
		674,259

Media - 0.8%
Idearc Inc.	383	13,443

Pharmaceuticals - 35.8%
Merck & Co., Inc.	7,443	328,757
Pfizer, Inc.	10,521	265,761
		594,518

Total Common Stocks (Cost $1,379,766)		$1,659,889

	Face	Fair
Repurchase Agreements - 0.1%	Amount	Value
U.S. Bank 4.100% 04/02/2007	$1,000	$1,000
Repurchase price $1,000
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#E99430 4.500%, 09/01/2018
Fair Value: $1,020
Total Repurchase Agreements (Cost $1,000)		$1,000

Total Investments - 100.0% (Cost $1,380,766) (a)		$1,660,889
Other Assets in Excess of Liabilities - 0.0%		671
Net Assets - 100.0%		$1,661,560

(a) Represents cost for financial reporting purposes and Federal income tax purposes.

DowSM Target Variable Fund LLC
DowSM Target 5 - Third Quarter Portfolio
March 31, 2007 (Unaudited)

		Fair
Common Stocks - 99.1%	Shares	Value
Automobiles - 17.7%
General Motors Corp.	6,303	$193,124

Diversified Telecommunication Services - 43.7%
AT&T Inc.	6,733	265,482
Verizon Communications, Inc.	5,607	212,617
		478,099

Industrial Conglomerates - 18.4%
General Electric Co.	5,695	201,375

Media - 0.8%
Idearc Inc.	261	9,161

Pharmaceuticals - 18.5%
Pfizer, Inc.	8,002	202,131

Total Common Stocks (Cost $974,151)		$1,083,890

	Face	Fair
Repurchase Agreements - 0.9%	Amount	Value
U.S. Bank 4.100% 04/02/2007	$10,000	$10,000
Repurchase price $10,003
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#E99430 4.500%, 09/01/2018
Fair Value: $10,200
Total Repurchase Agreements (Cost $10,000)		$10,000

Total Investments - 100.0% (Cost $984,151) (a)		$1,093,890
Liabilities in Excess of Other Assets - 0.0%		(467)
Net Assets - 100.0%		$1,093,423

(a) Represents cost for financial reporting purposes and Federal income tax purposes.

DowSM Target Variable Fund LLC
DowSM Target 5 - Fourth Quarter Portfolio
March 31, 2007 (Unaudited)

		Fair
Common Stocks - 99.4%	Shares	Value
Automobiles - 18.0%
General Motors Corp.	9,042	$277,047

Diversified Telecommunication Services - 43.6%
AT&T Inc.	9,234	364,097
Verizon Communications, Inc.	8,099	307,114
		671,211

Industrial Conglomerates - 19.5%
General Electric Co.	8,518	301,196

Media - 0.9%
Idearc Inc.	406	14,251

Pharmaceuticals - 17.4%
Pfizer, Inc.	10,603	267,832

Total Common Stocks (Cost $1,409,675)		$1,531,537

	Face	Fair
Repurchase Agreements - 0.6%	Amount	Value
U.S. Bank 4.100% 04/02/2007	$9,000	$9,000
Repurchase price $9,003
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#E99430 4.500%, 09/01/2018
Fair Value: $9,180
Total Repurchase Agreements (Cost $9,000)		$9,000

Total Investments - 100.0% (Cost $1,418,675) (a)		$1,540,537
Liabilities in Excess of Other Assets - 0.0%		(53)
Net Assets - 100.0%		$1,540,484

(a) Represents cost for financial reporting purposes and Federal income tax purposes.

Dow SM Target Variable Fund LLC

Notes to Schedule of Investments	March 31, 2007 (Unaudited)

(1)  Organization

DowSM Target Variable Fund LLC (the “Fund”) is an open-end management investment company. The Fund’s “Dow Target 10” Portfolios are four non-diversified portfolios of common stock of the ten companies in the Dow Jones Industrial AverageSM (“DJIASM”) having the highest dividend yields as of the close of business on or about the second to last business day prior to the beginning of those Portfolios’ annual term. These ten companies are popularly known as the “Dogs of the Dow.” The Fund’s “Dow Target 5” Portfolios are four non-diversified portfolios of common stock of the five Dow Target 10 companies having the lowest per-share stock prices as of the close of business on or about the second to last business day prior to the beginning of each of those Portfolios’ annual term.

The Fund’s objective is to provide above-average total returns through both capital appreciation and dividend income. The Fund may or may not achieve that objective. The stocks held in each Portfolio of the Fund are not expected to reflect the DJIASM and the prices of Portfolio membership interests are not intended to track movements of the DJIA. The DJIA consists of thirty stocks selected by Dow Jones & Company, Inc. (‘Dow Jones”) as representing American industry and the broader domestic stock market.

The Fund is a limited liability company created under Ohio law. The membership interests of its Portfolios are owned entirely by variable annuity separate accounts of The Ohio National Life Insurance Company (“ONLIC”). Portfolio membership interests are not offered directly to the public. Portfolio membership interests are purchased by ONLIC’s separate accounts as an investment option for variable annuity contracts.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

(2)  Significant Accounting Policies

Portfolio membership interests are sold to ONLIC’s variable annuity separate accounts without a sales charge. They may be redeemed at their net asset value next computed after the Portfolio receives a purchase or redemption order. The value of Portfolio interests is based on the fair value of the stocks and any other cash or net assets of each Portfolio. The domestic common stocks of the Portfolio are valued at the daily closing price of the exchange on which each security is traded. This valuation is conducted as of 4:00 p.m. Eastern Time each day that the U.S. markets are open for unrestricted trading. The net asset value of each Portfolio is computed by dividing the value of that Portfolio’s securities plus any cash or other assets, less the Portfolio’s liabilities, by the number of Portfolio interests outstanding.

Dividends and Distributions to Shareholders

As a single-member limited liability company, the Fund is not subject to Subchapter M distribution requirements. Distributions are, however, made periodically.

In the normal course of business, securities transactions are accounted for no later than the first calculation on the first business day following the trade date basis. For financial reporting purposes, however, security transactions are accounted for on a trade date basis. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily as earned. Net realized gain or loss on investments is determined using the specific identification method.

Repurchase Agreements

The Portfolios routinely acquire repurchase agreements from member banks of the Federal Reserve System which the Portfolio deems creditworthy under guidelines approved by the Fund’s Board of Managers (the “Board”) subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The maturities of these instruments vary from overnight to one week. The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the Portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Portfolio’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

(continued)

Dow SM Target Variable Fund LLC

Notes to Schedule of Investments	March 31, 2007 (Unaudited)

Federal Income Taxes
The Fund is a single-member limited liability company that is taxed as a division of the separate accounts of ONLIC. Income and losses of the Portfolios are included in the taxable income or loss of the separate accounts of ONLIC. Accordingly, the Portfolios have no provision for Federal income taxes.

Expense Allocation

Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributed to a Portfolio are allocated on the basis of relative net assets or other appropriate method.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

New Accounting Pronoucements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. As of March 31, 2007, the Fund’s management has not yet concluded as to what, if any, impact that the adoption of FIN 48 will have on the financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

(3)	Unrealized Appreciation (Depreciation) on Investments

The gross unrealized appreciation and depreciation on investments for financial reporting purposes and Federal income tax purposes in each Portfolio as of March 31, 2007 were as follows:

Dow SM Target Variable Fund LLC

Notes to Schedule of Investments	March 31, 2007 (Unaudited)

	Dow Target 10 Portfolios

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Gross unrealized:
Appreciation	$438,787	$621,045	$567,903	$378,637
Depreciation	(45,627)	(55,788)	(63,807)	(45,676)
Net unrealized:
Appreciation (depreciation)	$393,160	$565,257	$504,096	$332,961

	Dow Target 5 Portfolios

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Gross unrealized:
Appreciation	$264,522	$294,458	$127,202	$140,204
Depreciation	(50,056)	(14,335)	(17,463)	(18,342)
Net unrealized:
Appreciation (depreciation)	$214,466	$280,123	$109,739	$121,862

“Dow Jones Industrial AverageSM”, “DJIASM”, and “Dow IndustrialsSM”, are service marks of, and “The Dow®” is a registered trademark of Dow Jones & Company, Inc. (“Dow Jones”) and have been licensed for uses for certain purposes by First Trust, the Adviser and the Fund. The Fund is not sponsored, endorsed, sold or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the Fund’s unit owners or any member of the public regarding the advisability of purchasing the Fund. Dow Jones’ only relationship to the Fund, ONLI, the Adviser or First Trust is the licensing of certain copyrights, trademarks, servicemarks and service names of Dow Jones. Dow Jones has no obligation to take the needs of ONLI, the Adviser, First Trust or variable annuity owners into consideration in determining, composing or calculating the Dow. Dow Jones is not responsible for and has not participated in the determination of the terms and conditions of the Fund, including the pricing of Fund interests or the amount payable under variable contracts. Dow Jones has no obligation or liability in connection with the administration or marketing of the Fund or any variable annuity contracts.

DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, THE ADVISER, ONLI, VARIABLE ANNUITY OWNERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDUSTRIAL AVERAGESM OR ANY DATA INCLUDED THEREIN. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES AND FIRST TRUST, ONI AND/OR ONLI.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dow Target Variable Fund LLC

By (Signature and Title) /s/John J. Palmer
John J. Palmer
President and Manager

Date     May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/John J. Palmer
John J. Palmer
President and Manager

Date     May 24, 2007

By (Signature and Title) /s/R. Todd Brockman
R. Todd Brockman
Treasurer

Date     May 24, 2007